Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations:
Japan	¥14,785	¥38,569	¥74,291	$904
Overseas	41,272	54,732	56,193	684

	¥56,057	¥93,301	¥130,484	$1,588

Provision for income taxes:
Current—
Japan	¥32,286	¥26,566	¥12,302	$149
Overseas	17,553	18,367	16,423	200

	49,839	44,933	28,725	349

Deferred—
Japan	(23,322)	(15,137)	17,766	216
Overseas	(5,427)	(3,653)	(1,860)	(22)

	(28,749)	(18,790)	15,906	194

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

In fiscal 2010, 2011 and 2012, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of 40.9%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Tax provision computed at statutory rate	¥22,927	¥38,160	¥53,368	$649
Increases (reductions) in taxes due to:
Change in valuation allowance	1,165	(5,647)	4,071	50
Non-deductible expenses for tax purposes	1,638	1,024	1,336	16
Non-taxable income for tax purposes	(635)	(2,697)	(2,852)	(35)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(3,699)	(4,335)	(6,994)	(85)
Effect of the new Japanese tax law	0	0	(8,195)	(100)
Other, net	(306)	(362)	3,897	48

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate will be reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 will be reduced to approximately 38.3%. The rate for fiscal years beginning after April 1, 2015 will be reduced to approximately 35.9%. In addition, the tax loss carry-forward rules have been amended. The carry-forward period will be extended to 9 years, compared to 7 years under the pre-amendment rules. Further, the deductible amount will be limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period will be applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount will be applicable for fiscal years beginning on or after April 1, 2012. Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥7,661 million ($93 million) in the accompanying consolidated statements of income.

Total income taxes recognized in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Provision for income taxes	¥21,090	¥26,143	¥44,631	$543
Income taxes on discontinued operations	7,019	6,771	(1,410)	(17)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	7,816	3,403	1,357	17
Defined benefit pension plans	4,925	(1,427)	(1,774)	(22)
Foreign currency translation adjustments	4,722	(214)	335	4
Net unrealized gains (losses) on derivative instruments	(1,066)	(338)	(648)	(8)

Total income taxes	¥44,506	¥34,338	¥42,491	$517

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Assets:
Net operating loss carryforwards	¥47,623	¥41,288	$502
Allowance for doubtful receivables on direct financing leases and probable loan losses	69,917	50,016	609
Investment in securities	6,672	5,325	65
Other operating assets	2,638	3,928	48
Accrued expenses	11,865	7,294	89
Installment loans	24,747	22,970	279
Other	30,521	40,449	492

	193,983	171,270	2,084
Less: valuation allowance	(26,794)	(24,138)	(294)

	167,189	147,132	1,790
Liabilities:
Investment in direct financing leases	16,462	12,535	152
Investment in operating leases	64,992	63,372	771
Deferred insurance policy acquisition costs	29,233	31,723	386
Policy liabilities	21,123	22,159	270
Undistributed earnings	23,892	19,792	241
Prepaid benefit cost	11,992	8,860	108
Other	68,950	60,271	733

	236,644	218,712	2,661

Net deferred tax liability	¥69,455	¥71,580	$871

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥1,789 million in fiscal 2010 and decreases of ¥16,052 million in fiscal 2011, and decreases of ¥2,656 million ($32 million) in fiscal 2012, respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥170,866 million ($2,079 million) at March 31, 2012, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥11,076	$135
2014	4,572	56
2015	6,816	83
2016	28,915	352
2017	26,589	323
Thereafter	92,898	1,130

Total	¥170,866	$2,079

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Other assets	¥91,063	¥25,773	$313
Income taxes: Deferred	160,518	97,353	1,184

Net deferred tax liability	¥69,455	¥71,580	$871

The Company and its subsidiaries adopted ASC 740 (“Income Taxes”). The unrecognized tax benefits as of March 31, 2011 and March 31, 2012 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2012.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2011 and March 31, 2012, and in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2011, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2009, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2003.